FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities - Level 3 of fair value hierarchy [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative assets [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Beginning Balance	£ 1,056	£ 1,399
Exchange and other adjustments	7	24
Losses (gains) recognised in the income statement within other income	(84)	(208)
Purchases (additions)		103
(Sales) redemptions	(52)	(79)
Transfers into the level 3 portfolio		33
Transfers out of the level 3 portfolio		(216)
Ending Balance	927	1,056
Derivative assets [Member] | Other Income [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	(424)	(208)
Derivative liabilities [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Beginning Balance	(804)	(960)
Exchange and other adjustments	(5)	(20)
Losses (gains) recognised in the income statement within other income	49	215
Purchases (additions)	(68)	(18)
(Sales) redemptions	112	53
Transfers into the level 3 portfolio		(74)
Ending Balance	(716)	(804)
Derivative liabilities [Member] | Other Income [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	£ 82	£ 213